Other Current Liabilities	6 Months Ended
Jun. 30, 2023
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 5 - OTHER CURRENT LIABILITIES:

	June 30, 2023	December 31, 2022
	U.S. dollars in thousands

Accrued vacation	3,387	3,203
Taxes payable	37	514
Contract liabilities	32	175
Accrued expenses- related party	142	142
Other Accrued expenses	2,177	2,087
	5,775	6,121

The amounts of revenues that were included in the contract liabilities’ balance as of December 31, 2022 and December 31, 2021 and were recognized in the period of six months ended June 30, 2023, and June 30, 2022, were $175 and $0 respectively.